Income Taxes - Summary Of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,360	$ 982
Increases related to tax positions taken during a prior year	202	24
Increases related to tax positions taken during the current year	2,772	1,553
Decreases related to tax positions taken during a prior year	(78)	(199)
Decreases related to tax settlements with taxing authorities	0	0
Ending balance	$ 5,256	$ 2,360